REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Auditor's remuneration	$ 2.0	$ 2.3	$ 1.5
Audit-related services	1.6	1.8	1.4
Other audit related services	0.4	0.5	0.1
Tax services	0.0	0.0	0.0
Auditor's remuneration for all other services	$ 0.0	$ 0.0	$ 0.0